Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2013	2012

Current:
Federal	$—	$—
State	3,191	5,726
Foreign	3,150	(27,179)

Total Current	$6,341	$(21,453)

Deferred:
Federal	$—	$—
State	—	—
Foreign	—	—

Total Deferred	$—	$—

Provision for income taxes	$6,341	$(21,453)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2013	2012

Provision for income taxes at federal statutory rate	$(5,528,377)	$(2,787,359)
Federal research and development tax credits	(100,535)	(94,794)
Expenses not deductible, income not taxable and other	3,205,545	(473,203)
Foreign loss taxed at lower rates	170,813	164,828
Change in federal valuation allowance	2,258,895	3,169,075

Provision for income taxes	$6,341	$(21,453)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,	December 31,
	2013	2012
Deferred tax assets:
Net operating loss carry-forwards	$28,412,473	$25,034,778
Capitalized start-up cost and research and development cost	526,919	607,983
Research and development tax credit	1,559,952	1,389,625
Depreciation on property and equipment	27,536	(156,361)
Stock-based compensation	454,125	405,742
Reserves and accruals	(636,673)	719,909

Total deferred tax asset	30,344,332	28,001,676

Valuation allowance	(30,344,332)	(28,001,676)

Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Year Ended December 31,
	2013	2012
Beginning Balance	$721,000	$645,000
Additions based on tax positions related to the current year	89,000	76,000
Ending Balance	$810,000	$721,000